OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

January 3, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Main Street Fund, a series of Oppenheimer Main Street

     Funds, Inc. (the "Registrant") File Nos. 033-17850; 811-05360

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2011.

Sincerely,

     /s/ Edward Gizzi
     ----------------------------------

Edward Gizzi

Vice President &

Assistant Counsel

212-323-4091

egizzi@oppenheimerfunds.com

cc:     K&L Gates LLP

          KPMG LLP
          Gloria LaFond
          Taylor V. Edwards